UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09749

Lifetime Achievement Fund, Inc.

(Exact name of Registrant as specified in Charter)

15858 West Dodge Road
Suite 310
Omaha, NE 68118

 (Address of principal executive offices)(zip code)

Manarin Investment Counsel, Ltd.
15858 West Dodge Road
Suite 310
Omaha, NE  68118

(Name and address of agent for service)

Registrant's telephone number, including area code: (402) 330-1166

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

Item 1.  Schedule of Investments.

Lifetime Achievement Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

	Shares	Value
Mutual Funds: 105.5%
Diversified Emerging Markets: 2.4%
Invesco Developing Markets Fund - Class A †	110,283	$3,548,923

Equity Precious Metals: 9.7%
Franklin Gold and Precious Metals Fund - Advisor Class †	142,852	7,738,287
OCM Gold Fund - Advisor Class* †	236,046	6,708,414
		14,446,701
Large Growth: 9.8%
Alger Capital Appreciation Institutional Fund - Class I †	794,374	14,672,085

Large Value: 10.1%
John Hancock Classic Value Fund - Institutional Class †	991,300	15,028,109

Mid-Cap Value: 8.8%
JPMorgan Value Advantage Fund - Institutional Class †	793,055	13,109,200

Real Estate: 6.0%
Forward Select Income Fund - Institutional Class †	389,549	8,905,091

Small Growth: 6.6%
Pioneer Oak Ridge Small Cap Growth Fund - Class Y* †	396,503	9,805,514

Small Value: 33.3%
Allianz NFJ Small-Cap Value Fund - Institutional Class †	526,249	14,277,134
Delaware Small Cap Value Fund - Institutional Class †	208,496	7,297,365
Franklin MicroCap Value Fund - Advisor Class †	457,338	13,148,458
Franklin Small Cap Value Fund - Advisor Class †	382,723	15,025,723
		49,748,680
World Stock: 18.8%
Polaris Global Value Fund †	680,021	8,717,869
Templeton Growth Fund - Advisor Class †	710,780	11,962,426
Wintergreen Fund †	567,382	7,415,677
		28,095,972
Total Mutual Funds (Cost $122,233,389)		157,360,275

Exchange Traded Funds: 4.9%
Bear Market: 2.2%
Direxion Daily 30-Year Treasury Bear 3X †	98,000	3,307,500

Miscellaneous Sector: 2.7%
iShares Dow Jones US Home Construction Index Fund †	336,600	4,056,030

Total Exchange Traded Funds (Cost $10,544,409)		7,363,530

Equity Securities: 2.0%
Telecommunication Services: 2.0%
Level 3 Communications, Inc.* †	3,150,000	2,952,495

Total Equity Securities (Cost $11,927,223)		2,952,495

	Principal Amount
Short-Term Investments: 0.3%
UMB Bank, n.a. Money Market Fiduciary † ±	$452,386	$452,386

Total Short-Term Investments (Cost $452,386)		452,386

Total Investments: 112.7% (Cost $145,157,407)		168,128,686

Liabilities less all other assets: (12.7)%		(18,900,942)
Net Assets: 100.0%		$149,227,744

 Footnotes:
† As of September 30, 2010, all or a portion of the security has been pledged as collateral for a Fund loan.  The market value of the securities in the pledged account totaled $167,874,085 as of September 30, 2010.  See Note 6 of the Annual Report dated December 31, 2009 for more information.
* Non-income producing security.
± The short-term investment earns interest at variable rates.  At September 30, 2010, the interest rate was 0.02%.

 The accompanying notes are an integral part of the Schedule of Investments.

Lifetime Achievement Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2010
(Unaudited)

Note 1.    Federal Income Tax Information

At September 30, 2010, the cost of securities, on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of Investments	$146,262,768

Gross Unrealized Appreciation	41,983,553
Gross Unrealized Depreciation	(20,117,635)

Net unrealized Appreciation on Investments	$21,865,918

Note 2.    Statement of Financial Accounting Standards Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels:

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s assets carried at fair value:

Sector	Level 1	Level 2	Level 3
Mutual Funds
Diversified Emerging Markets	$3,548,923	-	-
Equity Precious Metals	14,446,701	-	-
Large Growth	14,672,085	-	-
Large Value	15,028,109	-	-
Mid-Cap Value	13,109,200	-	-
Real Estate	8,905,091	-	-
Small Growth	9,805,514	-	-
Small Value	49,748,680	-	-
World Stock	28,095,972	-	-
Exchange Traded Funds
Bear Market	3,307,500	-	-
Miscellaneous Sector	4,056,030	-	-
Equity Securities
Telecommunication Services	2,952,495	-	-
Short-Term Investments	452,386	-	-

Total	$168,128,686	-	-

Item 2.  Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as amended, as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lifetime Achievement Fund, Inc.

By:	/s/ Roland R. Manarin
Roland R. Manarin
Principal Executive Officer
Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Roland R. Manarin
Roland R. Manarin
Principal Executive Officer
Date:	November 24, 2010

By:	/s/ N. Lynn Bowley
N. Lynn Bowley
Principal Financial Officer
Date:	November 24, 2010